Applicable laws and regulations (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate debt instruments held	$ 5,778,424	$ 5,505,658
Loans and advances to banks	3,082,791	2,395,999
Allowance account for credit losses of financial assets	100,785	81,294	$ 105,988
Normal [Member]
Corporate debt instruments held	5,713,723	5,446,899
Loans and advances to banks	3,082,791	2,395,999
Allowance account for credit losses of financial assets	0	0
Special Mentions [Member]
Corporate debt instruments held	0	0
Loans and advances to banks	0	0
Allowance account for credit losses of financial assets	0	0
Substandard [Member]
Corporate debt instruments held	0	23,759
Loans and advances to banks	0	0
Allowance account for credit losses of financial assets	0	7,238
Doubtful [Member]
Corporate debt instruments held	64,701	0
Loans and advances to banks	0	0
Allowance account for credit losses of financial assets	48,383	0
Unrecoverable [Member]
Corporate debt instruments held	0	35,000
Loans and advances to banks	0	0
Allowance account for credit losses of financial assets	0	17,500
Corporations [Member]
Corporate debt instruments held	2,695,633	3,109,659
Corporations [Member] | Normal [Member]
Corporate debt instruments held	2,630,932	3,050,900
Corporations [Member] | Special Mentions [Member]
Corporate debt instruments held	0	0
Corporations [Member] | Substandard [Member]
Corporate debt instruments held	0	23,759
Corporations [Member] | Doubtful [Member]
Corporate debt instruments held	64,701	0
Corporations [Member] | Unrecoverable [Member]
Corporate debt instruments held	0	35,000
Private [Member]
Loans and advances to banks	2,458,691	1,822,350
Private [Member] | Normal [Member]
Loans and advances to banks	2,458,691	1,822,350
Private [Member] | Special Mentions [Member]
Loans and advances to banks	0	0
Private [Member] | Substandard [Member]
Loans and advances to banks	0	0
Private [Member] | Doubtful [Member]
Loans and advances to banks	0	0
Private [Member] | Unrecoverable [Member]
Loans and advances to banks	0	0
State-owned [Member]
Loans and advances to banks	624,100	573,649
State-owned [Member] | Normal [Member]
Loans and advances to banks	624,100	573,649
State-owned [Member] | Special Mentions [Member]
Loans and advances to banks	0	0
State-owned [Member] | Substandard [Member]
Loans and advances to banks	0	0
State-owned [Member] | Doubtful [Member]
Loans and advances to banks	0	0
State-owned [Member] | Unrecoverable [Member]
Loans and advances to banks	0	0
Specific [Member]
Allowance account for credit losses of financial assets	48,383	24,738
Specific [Member] | Normal [Member]
Allowance account for credit losses of financial assets	0	0
Specific [Member] | Special Mentions [Member]
Allowance account for credit losses of financial assets	0	0
Specific [Member] | Substandard [Member]
Allowance account for credit losses of financial assets	0	7,238
Specific [Member] | Doubtful [Member]
Allowance account for credit losses of financial assets	48,383	0
Specific [Member] | Unrecoverable [Member]
Allowance account for credit losses of financial assets	$ 0	$ 17,500